DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2013
DEPOSITS [Abstract]
Summary of interest expense on deposits
A summary of interest expense on deposits for the years ended December 31 follows:

	2013	2012	2011
	(In thousands)
Savings and interest bearing checking	$1,131	$1,830	$2,263
Time deposits under $100,000	2,995	4,838	10,349
Time deposits of $100,000 or more	1,580	2,245	2,645
Total	$5,706	$8,913	$15,257

Summary of maturity of time deposits	A summary of the maturity of time deposits at December 31, 2013, follows:
(In thousands)

2014	$317,074
2015	65,407
2016	24,542
2017	14,386
2018	22,424
2019 and thereafter	748
Total	$444,581

Summary of reciprocal deposits	A summary of reciprocal deposits at December 31 follows:
	2013	2012
	(In thousands)
Demand	$7,018	$545
Money market	4,197	700
Time	72,312	31,997
Total	$83,527	$33,242